                               THE STRONG SCHAFER
                                   VALUE FUND
                       SEMI-ANNUAL REPORT o MARCH 31, 1997

[PHOTO OF MAN & A BOY]
[PIE CHART OF ASSET DIVERSIFICAITON, EMPHASIZING STOCKS]
[BAR GRAPH]

                             DESIGNED FOR INVESTORS
                               SEEKING LONG-TERM
                              CAPITAL APPRECIATION

                                 [STRONG LOGO]
                                  STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

---------------------------------------1----------------------------------------
                                  Have a plan.

[PICTURE OF FOLDER LABELED INVESTMENTS]
Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

---------------------------------------2----------------------------------------
                      Start investing as soon as possible.

[PICTURE OF CLOCK]
Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

---------------------------------------3----------------------------------------
                           Diversify your portfolio.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

---------------------------------------4----------------------------------------
                               Invest regularly.

[PICTURE OF MEMO REMINDER TO INVEST]
Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

---------------------------------------5----------------------------------------
                       Maintain a long-term perspective.

[PICTURE OF GRAPH SLOPING UPWARD]
For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

---------------------------------------6----------------------------------------
             Consider stocks to help achieve major long-term goals.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

---------------------------------------7----------------------------------------
              Keep a comfortable amount of cash in your portfolio.

[PICTURE OF DOLLAR SIGN]
To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

---------------------------------------8----------------------------------------
                            Know what you're buying.

[PICTURE OF MAGNIFYING GLASS]
Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                               THE STRONG SCHAFER
                                   VALUE FUND

                       SEMI-ANNUAL REPORT o MARCH 31, 1997

                                TABLE OF CONTENTS


INVESTMENT REVIEW
     The Strong Schafer Value Fund .....................................   2


FINANCIAL INFORMATION

     Schedule of Investments in Securities .............................   5

     Statement of Operations ...........................................   7

     Statement of Assets and Liabilities ...............................   7

     Statement of Changes in Net Assets ................................   8

     Notes to Financial Statements .....................................   9


FINANCIAL HIGHLIGHTS ...................................................  11

THE STRONG SCHAFER VALUE FUND
--------------------------------------------------------------------------------
THE STRONG SCHAFER VALUE FUND, INC. SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON STOCKS. CURRENT INCOME IS A SECONDARY OBJECTIVE.

PERFORMANCE SUMMARY
For the six months ended March 31, 1997 the Strong Schafer Value Fund posted a gain of 12.64%, slightly higher than the 11.24% rise in the S&P 500 for the same time period.(1) While this was a positive period for stocks, it also was a rather volatile time for the stock market. The S&P 500 reached record highs before selling off at the end of December 1996 and again at the end of March when the Federal Reserve, in a much anticipated move, raised interest rates.*

As has been our practice, we generally remained fully invested in common stocks during this period and did not try to time the stock market based on economic and interest-rate forecasts. While most analysts would agree that much of the stock market's activity during the period was driven by top-down factors such as the worry about inflation and rising interest rates, we continued to base our investment decisions on company-specific, bottom-up criteria.


MANY STOCKS CONTRIBUTED TO STRONG PERFORMANCE

As a result of this approach, no one industry dominated our investment portfolio and our top five performing stocks for the six months came from five different industries. Owens-Illinois (containers) was our best performer followed by Exxon
(oil), PaineWebber (brokerage), Federal Express (air transport) and Cummins Engine (auto and truck parts). Bank stocks constituted our heaviest industry weighting and accounted for approximately 12% of the portfolio.

Despite the diversity of the stocks in our portfolio, each was chosen for the portfolio for similar reasons. First, each stock had earnings-per-share growth prospects that were superior to the projected earnings growth for the S&P 500 at the time we purchased it. Second, each stock had a price/earnings multiple--an indication of how expensive a stock is relative to its reported and estimated earnings--lower than the price/earnings multiple for the market as represented by the S&P 500. Simply stated, our objective is to buy above-average earnings growth at a discount. It is our belief that stocks with these two characteristics can provide superior long-term price appreciation potential, relative to the stock market as a whole.

The table on the following page is one of the ways we track the stocks in our portfolio. As the table indicates, the price/earnings ratio of the Strong Schafer Value Fund's portfolio was approximately 12 times our estimate of 1997 earnings--well below the estimated P/E of 18 for the S&P 500. Furthermore, we estimate that the earnings-per-share growth of our portfolio holdings will exceed 10% in 1997 while the consensus estimate for 1997 earnings growth for the S&P 500 is less than 10%.

Thank you for your continued interest in the Strong Schafer Value Fund.

Sincerely,




/s/ David K. Schafer
David K. Schafer
Portfolio Manager
April 18, 1997
[PHOTO OF DAVID K. SCHAFER]

==========================
      AVERAGE ANNUAL
     TOTAL RETURNS(1)
==========================
      As of 3-31-97

1-YEAR              19.33%

5-YEAR              17.80%

10-YEAR             14.21%

SINCE INCEPTION     15.46%
(on 10-22-85)


--------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT
From 3-31-87 to 3-31-97

        THE STRONG                        Lipper
         SCHAFER       S & P 500    Growth and Income
        VALUE FUND      Index*         Funds Index*
3-87      10,000        10,000            10,000
12-87      8,285         8,673             8,762
12-88      9,775        10,113            10,370
12-89     12,713        13,318            12,831
12-90     11,432        12,904            12,062
12-91     16,111        16,836            15,410
12-92     19,119        18,118            16,894
12-93     23,703        19,945            19,364
12-94     22,689        20,208            19,284
12-95     30,437        27,802            25,289
12-96     37,489        34,185            30,522
3-97      37,768        35,102            31,035

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made on 3-31-87, with similar investments in the Standard & Poor's 500 Stock Index ("S&P 500") and the Lipper Growth and Income Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares in the Fund.
--------------------------------------------------------------------------------

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average total return and total return measure change in the value of an investment, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

===================================================================================================================================
PORTFOLIO HOLDINGS, EARNINGS PER SHARE ESTIMATES, AND PRICE/EARNINGS RATIOS AS OF 4-18-97 (UNAUDITED)
===================================================================================================================================
                                         CLOSING PRICE              EARNINGS PER SHARE               PRICE/EARNINGS RATIO
SECURITY                                   (4-18-97)           1996A       1997E      1998E            1997E       1998E
National Bank of Canada .................... 10.72             1.65        1.80        2.00             6.0         5.4
Chrysler Corporation ....................... 30.37             5.10        5.15        5.10             5.9         6.0
Lasalle Re Holdings, Ltd. .................. 28.50             4.50        4.95        4.50             5.8         6.3
Northeast Utilities ........................  8.75             2.24        0.30        1.25            29.2         7.0
Owens Corning .............................. 38.87             4.70        4.70        5.35             8.3         7.3
General Motors Corporation ................. 56.25             6.10        7.55        7.50             7.5         7.5
IBP, Inc. .................................. 23.25             2.40        2.70        3.10             8.6         7.5
Ford Motor Company ......................... 34.25             3.50        4.15        4.50             8.3         7.6
Burlington Industries, Inc. ................ 11.50             1.10        1.15        1.35            10.0         8.5
New Holland N.V. ........................... 22.00             1.55        2.30       2.55              9.6         8.6
Lafarge Corporation ........................ 24.00             1.90        2.45        2.75             9.8         8.7
Borg-Warner Automotive, Inc. ............... 43.62             3.65        4.40        4.85             9.9         9.0
The Chase Manhattan Corporation ............ 87.50             6.95        8.50        9.75            10.3         9.0
Old Republic International Corporation ..... 26.75             2.31        2.60        2.95            10.3         9.1
Carpenter Technology Corporation ........... 39.62             3.55        3.40        4.30            11.7         9.2
Southdown, Inc. ............................ 35.12             3.05        3.40        3.75            10.3         9.4
Reading & Bates ............................ 23.00             1.13        2.05        2.45            11.2         9.4
Harmon International Industries ............ 37.37             3.16        3.00        3.90            12.5         9.6
Burlington Northern Sante Fe, Inc. ......... 72.50             6.00        6.35        7.45            11.4         9.7
The Goodyear Tire & Rubber Company ......... 52.25             4.45        4.85        5.30            10.8         9.9
W.R. Berkley Corporation ................... 49.37             3.80        4.25        4.95            11.6        10.0
Ultramar Diamond Shamrock Corporation ...... 30.87             2.40        2.35        3.05            13.1        10.1
Philips Electronics N.V. ADR ............... 46.87             4.15        3.00        4.50            15.6        10.4
Morgan Stanley Group, Inc. ................. 60.37             5.95        5.90        5.80            10.2        10.4
Ucar International, Inc. ................... 43.00             3.00        3.50        4.05            12.3        10.6
Keycorp .................................... 50.00             3.75        4.20        4.70            11.9        10.6
Paine Webber Group, Inc. ................... 32.25             3.40        3.10        3.00            10.4        10.8
Avnet, Inc. ................................ 56.62             4.40        4.35        5.20            13.0        10.9
Citicorp ...................................103.25             7.50        8.45        9.50            12.2        10.9
Singer Company N.V. ........................ 18.50             1.65        1.35        1.65            13.7        11.2
AT&T Corporation ........................... 33.62             3.50        2.90        2.95            11.6        11.4
Repsol S.A. Sponsored ADR .................. 43.25             3.05        3.35        3.80            12.9        11.4
Asia Pulp & Paper Company, Ltd. ADR ........ 11.62             0.15        0.65        1.00            17.9        11.6
Cummins Engine Company, Inc. ............... 54.00             3.90        4.15        4.60            13.0        11.7
Mellon Bank Corporation .................... 77.25             5.15        5.80        6.45            13.3        12.0
Owens-Illinois, Inc. ....................... 26.37             1.55        1.90        2.20            13.9        12.0
YPF Sociedad Anonima ADR ................... 26.62             1.80        2.10        2.20            12.7        12.1
SBC Communications, Inc. ................... 51.00             3.45        3.70        4.10            13.8        12.4
The May Department Stores Company .......... 45.87             3.10        3.20        3.50            14.3        13.1
Tektronix, Inc. ............................ 53.00             3.00        3.45        3.95            15.4        13.4
Atlantic Richfield Company .................131.62             8.30        9.50        9.60            13.9        13.7
The Progressive Corporation ................ 72.87             4.10        4.50        5.10            16.2        14.3
Northern Trust Corporation ................. 40.87             2.20        2.50        2.80            16.4        14.6
Federal Express Corporation ................ 53.75             2.70        3.00        3.40            17.9        15.8
Cyprus Amax Minerals Company ............... 23.37             1.50        1.60        1.30            14.6        18.0
                                                                                                       ----------------

AVERAGE PRICE/EARNINGS RATIO                                                                           12.2        10.4

S&P 500 INDEX                               766.34            38.65       41.10       43.80            18.6        17.5


A=ACTUAL   E=ESTIMATE

SCHEDULE OF INVESTMENTS IN SECURITIES                                                                  March 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SHARES OR                   UNIT
                                                                   PRINCIPAL     AVERAGE      MARKET                    MARKET
SECURITY                                                            AMOUNT      UNIT COST      VALUE      % CHANGE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 98.7%
AGRICULTURAL EQUIPMENT 2.2%
New Holland N.V. (b)                                              661,900        $21.22      $ 22.250       4.85%   $14,727,275

AIR TRANSPORT 2.2%
Federal Express Corporation (b)                                   285,800         35.46        52.125      47.00     14,897,325

AUTO & TRUCK PARTS 6.5%
Borg-Warner Automotive, Inc.                                      368,000         31.50        42.625      35.32     15,686,000
Cummins Engine Company, Inc.                                      276,200         41.78        51.250      22.67     14,155,250
The Goodyear Tire & Rubber Company                                273,500         47.33        52.250      10.40     14,290,375
                                                                                                                    -----------
                                                                                                                     44,131,625
AUTOMOBILE 6.3%
Chrysler Corporation                                              481,000         28.05        30.000       6.95     14,430,000
Ford Motor Company                                                457,000         32.77        31.375      (4.26)    14,338,375
General Motors Corporation                                        250,000         56.39        55.375      (1.80)    13,843,750
                                                                                                                    -----------
                                                                                                                     42,612,125
BANKS 11.9%
The Chase Manhattan Corporation                                   146,400         75.05        93.625      24.75     13,706,700
Citicorp                                                          126,700         93.37       108.250      15.94     13,715,275
KeyCorp                                                           272,500         36.82        48.750      32.40     13,284,375
Mellon Bank Corporation                                           181,300         46.98        72.750      54.85     13,189,575
National Bank of Canada                                         1,260,000         10.79        10.692      (0.91)    13,472,041
Northern Trust Corporation                                        352,000         39.36        37.500      (4.73)    13,200,000
                                                                                                                    -----------
                                                                                                                     80,567,966
BROKERAGE & INVESTMENT MANAGEMENT 4.0%
Morgan Stanley Group, Inc.                                        232,000         64.89        58.750      (9.46)    13,630,000
PaineWebber Group, Inc.                                           475,400         19.62        28.250      43.99     13,430,050
                                                                                                                    -----------
                                                                                                                     27,060,050
BUILDING MATERIALS 6.3%
Lafarge Corporation                                               630,200         19.97        22.750      13.92     14,337,050
Owens Corning                                                     346,500         39.64        40.250       1.54     13,946,625
Southdown, Inc.                                                   413,000         35.58        34.250      (3.74)    14,145,250
                                                                                                                    -----------
                                                                                                                     42,428,925
CONTAINER 2.5%
Owens-Illinois, Inc. (b)                                          699,100         16.19        24.625      52.10     17,215,338

ELECTRIC UTILITIES 1.9%
Northeast Utilities                                             1,640,000         11.30         7.875     (30.31)    12,915,000

ELECTRONICS 6.2%
Avnet, Inc.                                                       240,000         44.74        56.375      26.01     13,530,000
Hughes Electronics Corporation                                    255,000         46.07        54.250      17.76     13,833,750
Tektronix, Inc.                                                   294,000         38.56        50.500      30.96     14,847,000
                                                                                                                    -----------
                                                                                                                     42,210,750
FOOD 2.3%
IBP, Inc.                                                         630,500         25.42        24.625      (3.13)    15,526,062

HOUSEHOLD APPLIANCES 6.2%
Philips Electronics N.V. ADR                                      332,500         36.68        44.500      21.32     14,796,250
Singer Company N.V.                                               820,000         18.40        18.250      (0.82)    14,965,000
Whirlpool Corporation                                             253,400         51.22        47.625      (7.02)    12,068,175
                                                                                                                    -----------
                                                                                                                     41,829,425
INSURANCE 8.5%
W.R. Berkley Corporation                                          287,000         43.39        51.000      17.54     14,637,000
LaSalle Re Holdings, Ltd.                                         526,500         23.50        28.750      22.34     15,136,875
Old Republic International Corporation                            550,000         20.16        25.625      27.11     14,093,750
The Progressive Corporation                                       219,800         44.18        63.875      44.58     14,039,725
                                                                                                                    -----------
                                                                                                                     57,907,350
METALS & MINING 2.2%
Cyprus Amax Minerals Company                                       614,500         24.75        23.750      (4.04)    14,594,375


                                                                                                                                  5

                                                       See notes to financial statements.

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)                                                      March 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SHARES OR                   UNIT
                                                                   PRINCIPAL     AVERAGE      MARKET                    MARKET
SECURITY                                                            AMOUNT      UNIT COST      VALUE      % CHANGE       VALUE
---------------------------------------------------------------------------------------------------------------------------------



OIL 10.1%
Atlantic Richfield Company                                         115,700       $118.75      $135.000      13.68%  $ 15,619,500
Exxon Corporation                                                   58,300         72.60       107.750      48.42      6,281,825
Repsol S.A. Sponsored ADR                                          373,000         41.12        40.750      (0.90)    15,199,750
Ultramar Diamond Shamrock Corporation                              505,000         27.11        31.750      17.12     16,033,750
YPF Sociedad Anonima ADR                                           575,000         21.65        26.500      22.40     15,237,500
                                                                                                                    ------------
                                                                                                                      68,372,325
PAPER & FOREST PRODUCTS 2.0%
Asia Pulp & Paper Company, Ltd. ADR (b)                          1,318,000         10.87        10.375      (4.55)    13,674,250

RAILROAD 1.9%
Burlington Northern Santa Fe Corporation                           178,600         84.32        74.000     (12.24)    13,216,400

RETAIL - DEPARTMENT STORE 2.0%
The May Department Stores Company                                  304,000         41.29        45.500      10.20     13,832,000

SHOE & APPAREL MANUFACTURING 3.6%
Burlington Industries, Inc. (b)                                    888,100         11.65        11.500      (1.29)    10,213,150
Reebok International, Ltd.                                         311,000         29.26        44.875      53.37     13,956,125
                                                                                                                    ------------
                                                                                                                      24,169,275
STEEL 4.2%
Carpenter Technology Corporation                                   390,100         33.19        38.250      15.25     14,921,325
UCAR International, Inc. (b)                                       350,500         39.52        39.625       0.27     13,888,563
                                                                                                                    ------------
                                                                                                                      28,809,888
TELECOMMUNICATIONS 4.2%
AT&T Corporation                                                   402,000         34.90        34.750      (0.43)    13,969,500
SBC Communications, Inc.                                           264,600         50.59        52.625       4.02     13,924,575
                                                                                                                    ------------
                                                                                                                      27,894,075
TOBACCO 1.5%
Philip Morris Companies, Inc.                                       91,600         70.83       114.125      61.13     10,453,850
                                                                                                                    ------------
TOTAL COMMON STOCKS (COST $599,379,778)                                                                              669,045,654

SHORT-TERM INVESTMENTS (a) 1.4%
COMMERCIAL PAPER 1.4%
DISCOUNTED 1.3%
American Express Company, Due 4/01/96                           $8,600,000                                             8,600,000

INTEREST BEARING, DUE UPON DEMAND 0.1%
General Mills, Inc., 5.27%                                         142,374                                               142,374
Johnson Controls, Inc., 5.31%                                      258,025                                               258,025
Sara Lee Corporation, 5.27%                                        802,478                                               802,478
                                                                                                                    ------------
                                                                                                                       1,202,877
                                                                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,802,877)                                                                         9,802,877
                                                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (COST $609,182,655) 100.1%                                                           678,848,531
Other Assets & Liabilities, Net (0.1%)                                                                                  (672,706)
                                                                                                                    ------------
NET ASSETS 100.0%                                                                                                   $678,175,825
                                                                                                                    ============


                                               PERCENTAGE OF
COUNTRY DIVERSIFICATION                        NET ASSETS
------------------------------------------------------------
United States ...................................  85.0%
Netherlands .....................................   4.4
Argentina .......................................   2.3
Hong Kong .......................................   2.2
Spain ...........................................   2.2
Canada ..........................................   2.0
Singapore .......................................   2.0
Other Assets and Liabilities, Net ..............   (0.1)
                                                  ------
Total                                             100.0%
                                                  ======


LEGEND
------
(a) Short-term investments include any security which has a maturity of less than one year.
(b)  Non-income producing security.

                       See notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 1997 (Unaudited)

INCOME:
   Dividends                                              $ 6,183,780
   Interest                                                   412,974
                                                          -----------
   Total Income                                             6,596,754
EXPENSES:
   Investment Advisory Fees                                 2,675,191
   Custodian Fees                                              18,488
   Shareholder Servicing Costs                                323,936
   Other                                                      244,157
                                                          -----------
   Total Expenses                                           3,261,772
                                                          -----------
NET INVESTMENT INCOME                                       3,334,982
REALIZED AND UNREALIZED GAIN (LOSS):
   Net Realized Gain on Investments                        14,215,211
   Change in Unrealized Appreciation/Depreciation on:
     Investments                                           31,602,357
     Foreign Currencies                                          (547)
                                                          -----------
NET GAIN                                                   45,817,021
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $49,152,003
                                                          ===========








STATEMENT OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

ASSETS:
   Investments in Securities, at Market Value (Cost of $609,182,655)                                  $678,848,531
   Dividends and Interest Receivable                                                                     1,341,074
   Receivable from Fund Shares Sold                                                                        637,654
   Other Assets                                                                                              2,973
                                                                                                      ------------
   Total Assets                                                                                        680,830,232
LIABILITIES:
   Payable to Brokers for Securities Purchased                                                           1,827,990
   Payable for Fund Shares Redeemed                                                                         95,118
   Accrued Operating Expenses and Other Liabilities                                                        731,299
                                                                                                      ------------
   Total Liabilities                                                                                     2,654,407
                                                                                                      ------------
NET ASSETS                                                                                            $678,175,825
                                                                                                      ============

NET ASSETS CONSIST OF:
   Capital Stock (250,000,000 shares authorized, 13,194,387 shares outstanding, $.10 par value)       $  1,319,439
   Paid-in Capital                                                                                     595,107,040
   Accumulated Undistributed Net Investment Income                                                       1,380,911
   Accumulated Undistributed Net Realized Gains                                                         10,703,106
   Net Unrealized Appreciation on Investments                                                           69,665,329
                                                                                                      ------------
   Net Assets                                                                                         $678,175,825
                                                                                                      ============

NET ASSET VALUE PER SHARE                                                                                   $51.40
                                                                                                            ======


                                                                                                                           7
                                                  See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                              MARCH 31, 1997      SEPT. 30, 1996
                                                                              --------------      --------------
                                                                                (UNAUDITED)
OPERATIONS:
   Net Investment Income                                                       $  3,334,982        $  3,250,896
   Net Realized Gain                                                             14,215,211          10,300,245
   Change in Unrealized Appreciation/Depreciation                                31,601,810          18,447,604
                                                                               ------------        ------------
   Increase in Net Assets Resulting from Operations                              49,152,003          31,998,745

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                                    320,510,720         270,574,644
   Proceeds from Reinvestment of Dividends                                       17,495,106           6,479,401
   Payment for Shares Redeemed                                                  (80,402,112)        (76,034,374)
                                                                               ------------        ------------
   Increase in Net Assets from Capital Share Transactions                       257,603,714         201,019,671

DISTRIBUTIONS:
   From Net Investment Income                                                    (4,149,409)         (1,590,270)
   From Net Realized Gain on Investments                                        (13,812,351)         (5,314,873)
                                                                               ------------        ------------
   Total Distributions                                                          (17,961,760)         (6,905,143)
                                                                               ------------        ------------
TOTAL INCREASE IN NET ASSETS                                                    288,793,957         226,113,273

NET ASSETS:
   Beginning of Period                                                          389,381,868         163,268,595
                                                                               ------------        ------------
   End of Period                                                               $678,175,825        $389,381,868
                                                                               ============        ============

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                           6,165,887           6,009,482
   Issued in Reinvestment of Distributions                                          340,173             151,671
   Redeemed                                                                      (1,547,468)         (1,681,871)
                                                                               ------------        ------------
   Increase                                                                       4,958,592           4,479,282
                                                                               ============        ============


8

                                                  See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

1.   ORGANIZATION
     Strong Schafer Value Fund, Inc. (the "Fund"), formerly known as Schafer Value Fund, Inc. (see Note 5), was incorporated under the laws of the State of Maryland on August 12, 1985, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or the last reported sales price. Securities for which market quotations are not readily available, when held by the Funds, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no Federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds and are calculated on a first-in, first-out basis.

     (D)  Additional  Investment  Risk-- The Fund has  investments in short-term variable rate demand notes, which are unsecured nonnegotiable instruments. These instruments are rated at least A1 by Standard & Poor's. However, the Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

     (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (F) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

3.   RELATED PARTY TRANSACTIONS
     Schafer Capital Management, Inc. (the "Investment Advisor") provides the Fund with management and investment advisory services. The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Investment Advisor is responsible for the actual management of the Fund's portfolio. The Investment Advisor is obligated to perform certain administrative and management services for the Fund, except to the extent these services are provided by any custodian, transfer agent, registrar or administrator hired by the Fund, and is obligated to provide all of the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. The current agreement provides for a monthly fee computed at an annual rate of 1.0% of the Fund's average daily net assets.

     The Investment Advisor has agreed to reimburse the Fund on a monthly basis for all expenses incurred in any fiscal year (exclusive of taxes, interest, and brokerage fees and extraordinary expenses) which in the aggregate exceed the most restrictive limitation prescribed by any state in which the Fund's securities are qualified for sale. For the six months ended March 31, 1997, no reimbursement was required.

     At March 31, 1997, the Fund has been advised that affiliates of the Investment Adviser, and David K. Schafer (individually), the sole shareholder of the Investment Advisor, directly or indirectly controlled 96,268 shares, or 0.73% of the outstanding shares, of the Fund.

     The amount payable to the Advisor at March 31, 1997 is $578,072 and Unaffiliated Directors' Fees paid during the period were $1,500.

--------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

4.   ALLIANCE WITH STRONG
     In January 1996, the Investment Advisor formed an alliance with Strong Capital Management, Inc. ("Strong") and the Fund changed its name to the Strong Schafer Value Fund, Inc. Strong provides fund accounting services and shareholder recordkeeping and related services to the Fund. Fund accounting service fees are contractually established based upon the net assets of the Fund. Shareholder recordkeeping and related service fees are based upon contractually established rates for each open and closed shareholder account. In addition, Strong is compensated for certain other services related to costs incurred for reports to shareholders. Other shareholder servicing expenses paid to Strong for the six months ended March 31, 1997 were $4,616.

     Pursuant to a distribution agreement, an indirect subsidiary of Strong, Strong Funds Distributors, Inc., has agreed to act at the request of the Fund and the Investment Advisor as the Fund's agent to effect the distribution of the Fund's shares. No expenses are incurred by the Fund with respect to this agreement.

5.   INVESTMENT TRANSACTIONS
     Purchases and proceeds from sales of investment securities (excluding cash equivalents) during the six months ended March 31, 1997 were $330,230,889 and $88,911,345, respectively.

6.   INCOME TAX INFORMATION
     At March 31, 1997, the investment cost and gross unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows:

     Aggregate Investment Cost                                $609,438,962
     Aggregate Unrealized:
       Appreciation                                           $ 88,456,437
       Depreciation                                            (19,046,868)
                                                              ------------
                                                              $ 69,409,569
                                                              ============
10

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                 ENDED MARCH 31                      YEAR ENDED SEPTEMBER 30
                                                 --------------   ----------------------------------------------------------------
                                                      1997           1996          1995         1994         1993         1992
                                                      ----           ----          ----         ----         ----         ----
SELECTED PER-SHARE DATA (a)
---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  47.28       $  43.46      $  36.54      $ 36.21      $ 31.59       $ 32.21
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                               0.27           0.47          0.36         0.26         0.28          0.42
   Net Realized and Unrealized Gains on Investments    5.71           5.00          8.53         1.34         8.00          4.96
                                                   --------       --------      --------      -------      -------       -------
Total from Investment Operations                       5.98           5.47          8.89         1.60         8.28          5.38
LESS DISTRIBUTIONS:
   From Net Investment Income                         (0.43)         (0.38)        (0.33)       (0.19)       (0.39)        (0.52)
   From Net Realized Gains                            (1.43)         (1.27)        (1.64)       (1.08)       (3.27)        (5.48)
                                                   --------       --------      --------      -------      -------       -------
Total Distributions                                   (1.86)         (1.65)        (1.97)       (1.27)       (3.66)        (6.00)
                                                   --------       --------      --------      -------      -------       -------
NET ASSET VALUE, END OF PERIOD                     $  51.40       $  47.28      $  43.46      $ 36.54      $ 36.21       $ 31.59
                                                   ========       ========      ========      =======      =======       =======

TOTAL RETURN                                         +12.6%         +13.0%        +26.0%        +4.4%       +28.4%        +18.8%

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net Assets, End of Period (In Thousands)           $678,176       $389,382      $163,269      $68,399      $21,403       $12,195
Ratio of Expenses to Average Net Assets                1.2%           1.3%          1.3%         1.5%         1.7%          2.1%
Ratio of Net Investment Income to Average Net Assets   1.2%           1.2%          1.2%         1.0%         0.8%          1.2%
Portfolio Turnover Rate                               18.9%          17.8%         33.2%        28.5%        33.3%         53.0%
Average Commission Rate Paid (b)                   $   0.06       $   0.07


(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) Disclosure required, effective for reporting periods beginning after September 1, 1995.

NOTES
--------------------------------------------------------------------------------

                             SHAREHOLDER PRIVILEGES*

                                  STRONG FUNDS
                             [PICTURE OF TELEPHONE]
                                24-HOUR SERVICE

TELEPHONE  PURCHASE
Make additional investments into any Strong Fund by calling us toll-free at 1-800-368-3863.

TELEPHONE EXCHANGE
If your financial goals change, you can exchange your investments between any of the Strong Funds.

TELEPHONE REDEMPTION
You can call toll-free to redeem your mutual fund shares at any time. Your shares will be redeemed no later than the close of the next business day.

                                  STRONG FUNDS
                            [PICTURE OF DOLLAR SIGN]
                               AUTOMATIC EXCHANGE

AUTOMATIC INVESTMENT PLAN
This plan allows you to set up regular transfers from your bank checking or NOW account to your Strong Funds account.

PAYROLL DIRECT DEPOSIT PLAN
You can automatically transfer all or a portion of your net pay at each pay period. This eliminates the delay of depositing paychecks to your bank and then sending a check through the mail to Strong Funds.

AUTOMATIC EXCHANGE PLAN
This plan allows you to exchange money from one Strong Fund to another. For example, you may want to set up automatic exchanges from a money market fund to an equity fund.


    FOR MORE INFORMATION ABOUT THESE PRIVILEGES, CALL US AT 1-800-368-3863.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Please call 1-800-368-3863 if you wish to receive additional copies, free of charge.

 * Each Fund reserves the right to terminate or modify any of these privileges.

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                          PAID
                                                                   Milwaukee, WI
                                                                 Permit No. 2652

                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------


                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683


                          [PICTURE OF STRONG WEB SITE]
                              Strong Funds On-Line
                          http://www.strong-funds.com


For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This annual report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.

                                  [STRONG LOGO]

                         STRONG FUNDS DISTRIBUTORS, INC.
                                  P.O. Box 2936
                           Milwaukee, Wisconsin 53201

                                                                       5143D97